UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: September 28, 2001

Check here if Amendment [ ]: Amendment Number:
This Amendment (Check only one.) [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Northeast Investors Growth
Address:  50 Congress Street
          Boston, MA 02109

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Gordon Barrett
Title: Investment Management
Phone: 617-523-3588
Signature, Place, and Date of Signing:

Gordon Barrett      Boston, MA        February 15, 2001

Report Type (Check only one):

[X] 13F Holding Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

List of Other Managers Reporting to this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934
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FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No. 13F File Number   Name

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
 		                                   FORM 13F AS OF  9/30/2001
                                             ACCOUNT MF002   NORTHEAST GROWTH FUND                                        Page     1
                                                                                              Item 6                Item 8
 Item 1                         Item 3            Item 4              Item 5         Investment Discretion    Voting Authority
 ______________                 _____       _________________  _____________________          ________            ________
COMMON STOCKS
 AOL TIME WARNER, INC           00184A105         3,834,635.00          115,850.000           115,850.000          115,850.000
 AMERICAN EXPRESS CO            025816109         2,164,970.00           74,500.000            74,500.000           74,500.000
 AMER HOME PRODUCTS             026609107         3,378,500.00           58,000.000            58,000.000           58,000.000
 AMER INTERNTL GROUP            026874107         5,270,382.00           67,569.000            67,569.000           67,569.000
 AMGEN INC                      031162100         3,951,610.00           67,250.000            67,250.000           67,250.000
 BP AMOCO PLC                   055622104         2,222,484.00           45,200.000            45,200.000           45,200.000
 BANK ONE CORP                  06423A103         2,580,540.00           82,000.000            82,000.000           82,000.000
 BRISTOL MYERS SQUIBB CO        110122108         3,933,648.00           70,800.000            70,800.000           70,800.000
 CVS CORP                       126650100         1,792,800.00           54,000.000            54,000.000           54,000.000
 CABOT CORP                     127055101         2,912,700.00           73,000.000            73,000.000           73,000.000
 CHEVRON CORP                   166751107         3,830,700.00           45,200.000            45,200.000           45,200.000
 CITIGROUP INC                  172967101         5,491,800.00          135,600.000           135,600.000          135,600.000
 COCA COLA                      191216100         1,827,150.00           39,000.000            39,000.000           39,000.000
 COX COMMUNICATIONS             224044107         4,943,200.00          118,400.000           118,400.000          118,400.000
 DISNEY (WALT) PRODUCTIONS      254687106         2,606,800.00          140,000.000           140,000.000          140,000.000
 EATON VANCE CORP               278265103         9,091,500.00          290,000.000           290,000.000          290,000.000
 EXXON MOBIL CORPORATION        30231G102         7,087,351.00          179,882.000           179,882.000          179,882.000
 FIFTH THIRD BANCORP            316773100         6,366,254.00          103,550.000           103,550.000          103,550.000
 FIRST DATA CORP                319963104         3,116,910.00           53,500.000            53,500.000           53,500.000
 FLEETBOSTON FINANCIAL CORP     339030108         5,058,050.00          137,634.000           137,634.000          137,634.000
 GENERAL ELECTRIC CO            369604103         7,581,360.00          203,800.000           203,800.000          203,800.000
 GILLETTE CO                    375766102         1,937,000.00           65,000.000            65,000.000           65,000.000
 GOLDMAN SACHS GROUP            38141G104         2,925,350.00           41,000.000            41,000.000           41,000.000
 JOHN HANCOCK FINANCIAL SERV    41014S106         7,430,700.00          186,000.000           186,000.000          186,000.000
 HOME DEPOT                     437076102         2,765,518.00           72,075.000            72,075.000           72,075.000
 INTEL CORP                     458140100         3,657,966.00          179,400.000           179,400.000          179,400.000
 INTERNATL BUS MACH             459200101         4,264,260.00           46,200.000            46,200.000           46,200.000
 JOHNSON & JOHNSON              478160104         5,517,840.00           99,600.000            99,600.000           99,600.000
 ELI LILLY & CO                 532457108         4,519,200.00           56,000.000            56,000.000           56,000.000
 MCGRAW-HILL COMPANIES INC      580645109         3,043,860.00           52,300.000            52,300.000           52,300.000
 MEDTRONIC                      585055106         1,861,800.00           42,800.000            42,800.000           42,800.000
 MELLON FINANCIAL CORP          58551A108         3,346,155.00          103,500.000           103,500.000          103,500.000
 MERCK & CO                     589331107         5,088,240.00           76,400.000            76,400.000           76,400.000
 MICROSOFT CORP                 594918104         6,713,504.00          131,200.000           131,200.000          131,200.000
 PEPSICO                        713448108         3,569,600.00           73,600.000            73,600.000           73,600.000
 PFIZER INC                     717081103         6,284,913.00          156,731.000           156,731.000          156,731.000
 PROCTER & GAMBLE               742718109         2,474,860.00           34,000.000            34,000.000           34,000.000
 ROYAL DUTCH PETROLEUM          780257804         2,673,300.00           53,200.000            53,200.000           53,200.000
 STATE STREET CORP              857477103         7,525,700.00          165,400.000           165,400.000          165,400.000
 TEXAS INSTRUMENTS INC          882508104         2,373,100.00           95,000.000            95,000.000           95,000.000
 TYCO INTERN                    902124106         2,684,500.00           59,000.000            59,000.000           59,000.000
 VIACOM INC CLASS A             925524100         2,306,700.00           66,000.000            66,000.000           66,000.000
 WAL MART STORES INC            931142103         6,068,700.00          122,600.000           122,600.000          122,600.000
 ZIONS BANCORPORATION           989701107         4,636,224.00           86,400.000            86,400.000           86,400.000

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